Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Total	$ 957	$ 1,911
Lubricants [Member]
Inventory [Line Items]
Total	414	617
Bunkers [Member]
Inventory [Line Items]
Total	$ 543	$ 1,294